Performance B.2. Expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Cost of sales:
Direct costs of services sold	$ (878)	$ (799)		$ (881)
Cost of telephone, equipment and other accessories	(230)	(229)		(217)
Bad debt and obsolescence costs	(93)	(90)		(71)
Cost of sales	(1,201)	(1,117)	[1]	(1,169)	[1]
Operating expenses, net
Marketing expenses	(402)	(391)		(448)
Site and network maintenance costs	(245)	(192)		(178)
Employee related costs	(496)	(500)		(434)
External and other services	(204)	(181)		(163)
Rentals and (operating) leases	(1)	(152)		(151)
Other operating expenses	(257)	(201)		(156)
Operating expenses, net	(1,604)	(1,616)	[1]	(1,531)	[1]
Other operating income (expenses), net:
Income from tower deal transactions	5	61		63
Impairment of intangible assets and property, plant and equipment	(8)	(6)		(12)
Gain (loss) on disposals of intangible assets and property, plant and equipment	0	7		1
Loss on disposal of equity investments	(32)	0		0
Other income (expenses)	1	13		17
Other operating income (expenses), net	$ (34)	$ 75	[1]	$ 69	[1]

[1]	Re-presented for discontinued operations (shown in note A.4.) 2018 and 2017 were not restated for the application of IFRS 16, and, additionally, 2017 was not restated for the application of IFRS 15 and IFRS 9, as the Group elected the modified retrospective approach.